Fair Value Measurements (Schedule of Reconciliation of Changes in Fair Value for Level 3 Assets and Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Nov. 01, 2024	Oct. 31, 2024	Nov. 01, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	$ 82,972		$ 78,061
Derivatives (Note 4)	79,356		68,368
Netted derivatives [member] | Level 3 of fair value hierarchy [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivatives	11	$ 30	30	$ 22
Derivatives (Note 4)	$ 291	$ 221	$ 221	$ 176